Intangible assets - Amortization methods and useful lives (Details)	12 Months Ended
Jun. 30, 2021
Website, mobile applications and software
Other intangible assets
Estimated useful lives of other intangible assets	3 years
Trademark registrations
Other intangible assets
Estimated useful lives of other intangible assets	10 years